Average Annual Total Returns (Invesco Conservative Allocation Fund)	12 Months Ended
	May 02, 2011
Return Before Taxes | Class S, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Class S: Inception (09/25/09)	[1]
Label	Return Before Taxes
1 Year	7.36%
5 Years	2.91%
Since Inception	3.33%
Inception Date	Sep. 25, 2009
Return After Taxes on Distributions | Class S, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Class S: Inception (09/25/09)	[1]
Label	Return After Taxes on Distributions
1 Year	6.50%
5 Years	1.62%
Since Inception	2.18%
Inception Date	Sep. 25, 2009
Return After Taxes on Distributions and Sale of Fund Shares | Class S, Invesco Conservative Allocation Fund
Average Annual Total Returns
Column	Class S: Inception (09/25/09)	[1]
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	4.83%
5 Years	1.81%
Since Inception	2.24%
Inception Date	Sep. 25, 2009
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	4.03%
Inception Date	Apr. 30, 2004
Custom Conservative Allocation Index (pre-09/30/10)
Average Annual Total Returns
Label	Custom Conservative Allocation Index (pre-09/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	9.25%
5 Years	5.10%
Since Inception	5.37%
Inception Date	Apr. 30, 2004
Custom Conservative Allocation Index (post-09/30/10)
Average Annual Total Returns
Label	Custom Conservative Allocation Index (post-09/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	9.17%
5 Years	5.08%
Since Inception	5.36%
Inception Date	Apr. 30, 2004
Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Conservative Funds Index:
1 Year	9.99%
5 Years	4.93%
Since Inception	5.00%
Inception Date	Apr. 30, 2004

[1]	Class S shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement. The inception date of the Fund's Class A shares is April 30, 2004.